Income Taxes - Components of Cash Paid for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal	$ 338	$ 355	$ 517
U.S. State and Local
U.S. State and Local	170	128	108
Foreign	36	16	20
Total cash paid for income taxes	544	499	645
California
U.S. State and Local
U.S. State and Local	120	85	44
New York
U.S. State and Local
U.S. State and Local		28
Other
U.S. State and Local
U.S. State and Local	$ 50	$ 15	$ 64